Property	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property	NOTE 8–PROPERTY Mr. Brown provides office space to the Company for no cost.

NOTE 8–PROPERTY

The Company does not own any property and commencing on December 1, 2014, Mr. Brown provides office space to the Company for no cost. Commencing in January 2015, the Company imputes $100 a month in rent expense.